Others - Summary of Information on Assets and Liabilities Denominated in Foreign Currencies whose Values Materially Affected by Exchange Rate Fluctuations (Details) $ in Thousands	Dec. 31, 2019 USD ($) ExchangeRate	Dec. 31, 2019 TWD ($) ExchangeRate	Dec. 31, 2019 AUD ($) ExchangeRate	Dec. 31, 2018 USD ($) ExchangeRate	Dec. 31, 2018 TWD ($) ExchangeRate	Dec. 31, 2018 AUD ($) ExchangeRate
Others [Line Items]
Exchange rate of NT to $1.00 | $		29.91
USD : NTD | Financial Liabilities Monetary Items
Others [Line Items]
Foreign currency amount financial liabilities | $	$ 13,493,000			$ 17,886,000
Exchange rate of NT to $1.00	29.980	29.980	29.980	30.715	30.715	30.715
Foreign currency amount financial liabilities book value	$ 13,525,000	$ 404,520,000			$ 549,368,000
USD : NTD | Financial Assets Monetary Items
Others [Line Items]
Foreign currency amount financial assets | $	$ 3,126,000			$ 29,933,000
Exchange rate of NT to $1.00	29.980	29.980	29.980	30.715	30.715	30.715
Foreign currency amount financial assets book value	$ 3,133,000	$ 93,717,000			$ 919,392,000
USD : NTD | Non Monetary Items
Others [Line Items]
Foreign currency amount non-monetary items | $	$ 1,671,000			$ 1,529,000
Exchange rate of NT to $1.00	29.980	29.980	29.980	30.715	30.715	30.715
Foreign currency amount non-monetary items book value	$ 1,675,000	$ 50,097,000			$ 46,963,000
AUD : NTD | Financial Liabilities Monetary Items
Others [Line Items]
Foreign currency amount financial liabilities	$ 1,687		$ 1,687			$ 2,544
Exchange rate of NT to $1.00	21.005	21.005	21.005	21.665	21.665	21.665
Foreign currency amount financial liabilities book value	$ 1,185,000	$ 35,435,000			$ 55,116,000
AUD : NTD | Non Monetary Items
Others [Line Items]
Foreign currency amount non-monetary items	$ 1,650		$ 1,650			$ 1,754
Exchange rate of NT to $1.00	21.005	21.005	21.005	21.665	21.665	21.665
Foreign currency amount non-monetary items book value	$ 1,159,000	$ 34,658,000			$ 38,000,000